Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of Income tax

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Current tax:
Current tax for the year	17	31	32
Adjustments in respect of prior years	(5)	(28)	2
Total current tax	12	3	34
Deferred tax:
Deferred tax for the year	(2)	(27)	(14)
Adjustments in respect of prior years	3	3	(1)
Total deferred tax	1	(24)	(15)
Income tax charge/(credit)	13	(21)	19

Schedule of Reconciliation of income tax charge and the profit/(loss) before tax

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Profit/(loss) before tax	10	(71)	256
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94%	2	(18)	64
Tax losses for which no deferred income tax asset was recognized	14	25	14
Adjustment in respect of prior years	(2)	(25)	1
Income subject to state and other local income taxes	5	6	8
Income taxed at rates other than standard tax rates	(10)	(13)	(59)
Non-deductible & other items	4	4	(9)
Income tax charge/(credit)	13	(21)	19